EQUITABLE AMERICA

SHANE DALY

Vice President and

Associate General Counsel

(212) 314-3912

Shane.Daly@equitable.com

August 15, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company of America
Variable Account AA
File Nos. 333-266909 and 811-23817
CIK #0001932768

CERTIFICATION PURSUANT TO RULE 497(j) OF THE SECURITIES ACT OF 1933

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

(1) The form of supplements to the prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,

/s/ Shane Daly
Shane Daly

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

525 WASHINGTON BOULEVARD, JERSEY CITY, NJ 07310